Property, plant and equipment - Schedule of Property, Plant and Equipment (Detail) (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 7,149	€ 4,272
Right-of-use assets	646	€ 50
Space Segment Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,571
Right-of-use assets	€ 438